Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

NOTE 14 – EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC ("PRC GAAP"). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2019 and 2018, the balance of statutory reserve was $6,962,390 and $5,532,945, respectively.

Share Issuance

On November 18, 2019, the Company granted 7,853 shares to its former Chief Financial Officer, Gilbert Lee. On November 18, 2018, the Company granted 15,705 shares to Gilbert Lee. On November 18, 2017, the Company granted 15,705 shares and 8,000 shares collectively to Gilbert Lee and two directors, respectively. The Company recorded $48,293, $105,276 and $58,867 as stock-based compensation expense for the years ended December 31, 2019, 2018 and 2017, respectively.